<SEQUENCE>1
<FILENAME>t7092009.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           07/09/2009
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       58
                                         -------------
Form 13F Information Table Value Total:   1,039,380
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    26982  1258511 SH       Sole                  1258511
Ambassadors Group Inc          COM              023177108     2445   177525 SH       Sole                   177525
American Ecology               COM              025533407     3208   179001 SH       Sole                   179001
Bed Bath and Beyond            COM              075896100    23053   749691 SH       Sole                   749691
Berkshire Hathaway A           COM              084670108    32850      365 SH       Sole                      365
Berkshire Hathaway B           COM              084670207    12214     4218 SH       Sole                     4218
Brookfield Asset Management    COM              112585104    19484  1141406 SH       Sole                  1141406
Brown & Brown Inc.             COM              115236101    65715  3297293 SH       Sole                  3297293
CBL & Associates Properties    COM              124830100      597   110719 SH       Sole                   110719
Carmax                         COM              143130102    18358  1248849 SH       Sole                  1248849
Cognex Corporation             COM              192422103     4731   334825 SH       Sole                   334825
Contango Oil & Gas             COM              21075n204      444    10461 SH       Sole                    10461
Courier Corp                   COM              222660102     4437   290730 SH       Sole                   290730
Donaldson Co., Inc.            COM              257651109    25692   741685 SH       Sole                   741685
EOG Resources Inc.             COM              26875p101    26870   395606 SH       Sole                   395606
Exxon Mobil Corp               COM              30231G102      283     4046 SH       Sole                     4046
Federated Investors            COM              314211103    21849   906964 SH       Sole                   906964
Forward Air                    COM              349853101    27406  1285448 SH       Sole                  1285448
Franklin Resources             COM              354613101    22687   315051 SH       Sole                   315051
General Electric Co            COM              369604103    11457   977522 SH       Sole                   977522
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    14013   636365 SH       Sole                   636365
Heartland Express              COM              422347104    36595  2486098 SH       Sole                  2486098
Houston Wire & Cable Company   COM              44244K109      686    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    30668  1248197 SH       Sole                  1248197
Illinois Tool Works            COM              452308109    22871   612514 SH       Sole                   612514
Int'l Speedway                 COM              460335201    21421   836095 SH       Sole                   836095
John Wiley & Sons              COM              968223206    48141  1447864 SH       Sole                  1447864
Johnson & Johnson              COM              478160104    40520   713378 SH       Sole                   713378
Joy Global Inc.                COM              481165108     3994   111801 SH       Sole                   111801
Kaydon Corp                    COM              486587108    16796   515842 SH       Sole                   515842
Knight Transportation Inc.     COM              499064103    21809  1317775 SH       Sole                  1317775
Lab Corp                       COM              50540r409    16221   239276 SH       Sole                   239276
M & T Bank Corp                COM              55261F104    10834   212731 SH       Sole                   212731
Markel Corp                    COM              570535104    39861   141502 SH       Sole                   141502
Martin Marietta Mat            COM              573284106    12456   157911 SH       Sole                   157911
McGrath Rentcorp               COM              580589109    20265  1063225 SH       Sole                  1063225
Mednax Inc.                    COM              58502b106    42127   999922 SH       Sole                   999922
Meredith Corp                  COM              589433101    31031  1214535 SH       Sole                  1214535
Mohawk Industries              COM              608190104    11639   326200 SH       Sole                   326200
NBT Bancorp Inc.               COM              628778102      220    10126 SH       Sole                    10126
OneBeacon                      COM              G67742109     1683   144001 SH       Sole                   144001
Patterson Companies Inc.       COM              703395103    11205   516351 SH       Sole                   516351
Pool Corp                      COM              73278L105    13474   813637 SH       Sole                   813637
Protective Life Corp.          COM              743674103    15613  1364730 SH       Sole                  1364730
Rofin-Sinar                    COM              775043102      472    23601 SH       Sole                    23601
Ross Stores Inc.               COM              778296103    35761   926458 SH       Sole                   926458
Strayer Education              COM              863236105     2110     9672 SH       Sole                     9672
Stryker Corp                   COM              863667101    16128   405826 SH       Sole                   405826
TCF Financial                  COM              872275102    17371  1299233 SH       Sole                  1299233
Trustco Bank Corp              COM              898349105      132    22408 SH       Sole                    22408
Watson Pharmaceuticals         COM              942683103      283     8400 SH       Sole                     8400
Websense                       COM              947684106      344    19301 SH       Sole                    19301
Westamerica Bank               COM              957090103    13496   272036 SH       Sole                   272036
White Mtns Insurance           COM              G9618E107    46423   202799 SH       Sole                   202799
Winthrop Realty Trust          COM              976391102      362    40500 SH       Sole                    40500
Yum Brands                     COM              988498101    33756  1012481 SH       Sole                  1012481
Zebra Technologies A           COM              989207105    37617  1589898 SH       Sole                  1589898